Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended							9 Months Ended			12 Months Ended
	Jul. 23, 2024	Sep. 30, 2024	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss		$ (247,510)	$ (249,345)				$ 6,764			$ (262,154)		$ (31,682)
Less: net loss attributable to non-controlling interest		(77,402)	(77,402)							(77,402)
Net (loss) income attributable to OneStream, Inc.	$ (1,835)	$ (170,108)	$ (171,943)		$ (7,850)	$ (4,959)	$ 6,764	$ (15,371)	$ (23,075)	$ (184,752)		$ (31,682)	$ (28,931)	$ (65,466)
Weighted-average shares of Class A and Class D common stock outstanding-basic		160,300,000	160,300	[1]						160,300	[1]
Weighted-average shares of Class A and Class D common stock outstanding-diluted		160,300,000	160,300	[1]						160,300	[1]
Net loss per share of Class A and Class D common stock-basic		$ (1.06)
Net loss per share of Class A and Class D common stock-diluted		$ (1.06)

[1]	Represents net loss per share of Class A common stock and Class D common stock and weighted-average shares of Class A common stock and Class D common stock outstanding for the period following the Reorganization Transactions as described in Note 1, Organization and Description of Business. Refer to Note 13, Net Loss per Share, in the accompanying notes for additional details.